Average Annual Total Returns - Class A Class C and Institutional Class - SP SmallCap 600 Pure Value Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(11.64%)	1.84%	3.69%	(11.64%)	1.84%	3.69%	(6.89%)	1.41%	2.91%	(4.20%)	5.28%	6.72%	(8.77%)	2.07%	3.40%	(8.77%)	2.07%	3.40%	(5.19%)	1.59%	2.68%	(4.20%)	5.28%	6.72%